CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Share based compensation expense cash settled awards	₽ 17,041	₽ 0	₽ 0